UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10075
                                                     ---------

                             UBS Sequoia Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Investors is attached herewith.

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2005

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2005




                                    CONTENTS


Report of Independent Registered Public Accounting Firm ..................... 1

Statement of Assets, Liabilities and Members' Capital ....................... 2

Statement of Operations ..................................................... 3

Statements of Changes in Members' Capital ................................... 4

Notes to Financial Statements ............................................... 5

Schedule of Portfolio Investments ...........................................12


[GRAPHIC OMITTED] ERNST & YOUNG       [GRAPHIC OMITTED] Ernst & Young LLP                 [GRAPHIC OMITTED] Phone: (212) 773-3000
                                                        5 Times Square                                      www.ey.com
                                                        New York, New York 10036-6530

To the Members and Board of Directors of UBS Sequoia Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Sequoia Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Sequoia Fund, L.L.C. at December 31, 2005, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

New York, NY
February 15, 2006

                   A Member Practice of Ernst & Young Global

                                                        UBS SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                           DECEMBER 31, 2005
--------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $94,383,072)                          $104,634,585
Cash and cash equivalents                                                          3,261,186
Receivables:
  Due from broker                                                                 20,139,600
  Investments sold, not settled                                                    1,119,265
  Interest                                                                            79,719
  Dividends                                                                           18,048
Other assets                                                                             331
--------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                     129,252,734
--------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $15,009,350)      15,680,523
Payables:
  Withdrawals payable                                                              1,230,066
  Advance subscriptions payable                                                      711,808
  Investments purchased, not settled                                                 174,817
  Management fee                                                                     118,249
  Professional fees                                                                   68,437
  Administration fee                                                                  20,636
  Other                                                                               38,100
--------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                 18,042,636
--------------------------------------------------------------------------------------------

NET ASSETS                                                                      $111,210,098
--------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $101,629,758
Accumulated net unrealized appreciation on investments                             9,580,340
--------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                $111,210,098
--------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                                      $   779,714
  Dividends                                                                         281,355
-------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                           1,061,069
-------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                  1,440,832
  Professional fees                                                                 143,040
  Administration fee                                                                112,418
  Interest                                                                               --
  Custodian fee                                                                      35,598
  Miscellaneous                                                                     104,040
-------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                    1,835,928
-------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                (774,859)
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

  Net realized gain from investments                                              1,205,999
  Change in net unrealized appreciation/depreciation from investments            (2,416,839)
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                (1,210,840)
-------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                                           $(1,985,699)
-------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                        UBS SEQUOIA FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004
--------------------------------------------------------------------------------

                                                           MANAGER               MEMBERS                TOTAL
-----------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                     $ 1,183,520            $104,321,651         $ 105,505,171

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                        (5,746)             (1,204,370)           (1,210,116)
  Net realized gain from investments                        200,211              16,592,442            16,792,653
  Change in net unrealized
         appreciation/depreciation from investments        (107,376)             (5,566,516)           (5,673,892)
Incentive allocation                                        369,996                (369,996)                   --
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                            457,085               9,451,560             9,908,645
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                       50,000              48,032,825            48,082,825
  Members' withdrawals                                     (265,695)            (46,354,061)          (46,619,756)
  Offering costs                                               (757)                (80,771)              (81,528)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                 (216,452)              1,597,993             1,381,541
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                   $ 1,424,153            $115,371,204         $ 116,795,357
------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                        (8,979)               (765,880)             (774,859)
  Net realized gain (loss) from investments                  (5,976)              1,211,975             1,205,999
  Change in net unrealized
         appreciation/depreciation from investments         (20,135)             (2,396,704)           (2,416,839)
Incentive allocation                                      1,190,109              (1,190,109)                   --
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                          1,155,019              (3,140,718)           (1,985,699)
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                      207,587              23,420,550            23,628,137
  Members' withdrawals                                   (1,437,334)            (25,765,713)          (27,203,047)
  Offering costs                                               (270)                (24,380)              (24,650)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS               (1,230,017)             (2,369,543)           (3,599,560)
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                   $ 1,349,155            $109,860,943         $ 111,210,098
------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    1.   ORGANIZATION

         UBS Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

         In February 2004, Frontier Performance Advisors, L.P. ("FPA"), the non-managing member of the Fund's investment adviser (the "Adviser"), informed the Fund that it no longer wished to manage hedge fund assets. Consequently, FPA has withdrawn as a non-managing member of the Adviser. After conducting an extensive search, the Adviser identified PCM Advisors, LLC ("PCM"), (formerly Paradigm Capital Management, Inc.) to become the non-managing member of the Adviser. Such recommendation was approved by the Board of Directors and the Members of the Fund on May 13, 2004. PCM began to act in such capacity on May 14, 2004.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and PCM. UBSFA is the managing member of the Manager and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by PCM manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. PCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities at December 31, 2005.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk.

         B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

         C.   FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees;

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.   FUND COSTS (CONTINUED)

         accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         The Fund has reclassified $774,859 and $1,205,999 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended
         December 31, 2005. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that had been allocated to the Fund's Members and had no effect on net assets.

         E.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         G.   RECLASSIFICATIONS

         Certain prior period amounts reflect reclassifications to conform to the current year's presentation.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    3.   RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to PCM.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2005, UBS FSI and its affiliates did not earn any brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2005 and year ended December 31, 2004 was $1,190,109 and $369,996, respectively, and was recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of December 31, 2005 or as of the year ended December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2005 were $23,001.

         As described in the private placement memorandum, certain brokerage arrangements provided that PCM received soft dollar credits related to brokerage commissions paid by the Fund. Such credits had been used by PCM for research and related services that would then be paid for or provided by the broker. The research services obtained by PCM through the use of soft dollar credits were for the benefit of the Fund or other accounts managed by PCM.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    4.   ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC, Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC, Inc.

    5.   SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2005, amounted to $158,647,618 and $154,859,121, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $52,792,442 and $41,154,991, respectively. Net realized loss resulting from short positions was $4,826,034 for the year ended December 31, 2005.

         At December 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. For the year ended December 31, 2005, accumulated net unrealized appreciation from investments was $9,580,340, which consists of $15,215,075 gross unrealized appreciation and $5,634,735 gross unrealized depreciation.

    6.   SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding at December 31, 2005.

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2005, the Fund did not trade any forward or futures contracts.

    8.   INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

    9.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                            YEARS ENDED DECEMBER 31,
                                          2005           2004           2003            2002           2001
                                          ----           ----           ----            ----           ----
            Ratio of net investment
            loss to average net
            assets***                    (0.66)%       (1.26)%        (0.94)%         (1.20)%         (0.86)%

            Ratio of total expenses
            to average net assets
            before incentive fee***       1.58%         1.69%          1.55%           1.67%           1.60%

            Ratio of total expenses
            to average net assets
            after incentive fee****       2.60%         2.07%          1.75%           1.67%           1.60%

            Portfolio turnover rate      98.70%       229.48%        285.30%         336.06%         420.05%

            Total Return pre
            incentive allocation *       (2.02)%        7.75%         36.10%         (19.58)%        (11.87)%

            Total return post
            incentive allocation **      (2.02)%        6.20%         28.88%         (19.58)%        (11.87)%

            Average debt ratio***         0.00%         0.00%          0.22%           0.21%           0.89%
            Net asset value at end
            of period                 $111,210,098   $116,795,357   $105,505,171    $98,794,572    $156,181,093

         * Total return assumes a purchase of interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

    9.   FINANCIAL HIGHLIGHTS (CONTINUED)

         ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

         *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

         **** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (94.09%)
                    ----------------------------------
                    COMMON STOCK (94.09%)
                    ---------------------
                    APPAREL MANUFACTURERS (0.19%)
           15,300   Quicksilver, Inc. *                                                               $           211,752
                                                                                                      ---------------------
                    APPLICATIONS SOFTWARE (2.78%)
          120,300   Moldflow Corp. *                                                                            1,676,982
          100,700   MRO Software, Inc. *                                                                        1,413,828
                                                                                                      ---------------------
                                                                                                                3,090,810
                                                                                                      ---------------------
                    BATTERIES/BATTERY SYSTEM (1.43%)
          122,100   EnerSys *                                                                                   1,592,184
                                                                                                      ---------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (1.08%)
           56,200   Builders FirstSource, Inc. *                                                                1,200,994
                                                                                                      ---------------------
                    CIRCUIT BOARDS (2.59%)
           90,100   SBS Technologies, Inc. *                                                                      907,307
          210,300   TTM Technologies, Inc. *                                                                    1,976,820
                                                                                                      ---------------------
                                                                                                                2,884,127
                                                                                                      ---------------------
                    COMMUNICATIONS SOFTWARE (1.80%)
           36,600   Avid Technology, Inc. *                                                                     2,004,216
                                                                                                      ---------------------
                    COMPUTER AIDED DESIGN (0.67%)
          122,100   Parametric Technology Corp. *                                                                 744,810
                                                                                                      ---------------------
                    COMPUTER SERVICES (0.34%)
           45,100   Pomeroy IT Solutions, Inc. *                                                                  376,585
                                                                                                      ---------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS (1.06%)
           66,200   Prestige Brands Holdings, Inc. *                                                              827,500
           16,500   Water Pik Technologies, Inc. *                                                                354,255
                                                                                                      ---------------------
                                                                                                                1,181,755
                                                                                                      ---------------------
                    COSMETICS & TOILETRIES (0.25%)
           29,800   CCA Industries, Inc.                                                                          275,650
                                                                                                      ---------------------
                    DATA PROCESSING/MANAGEMENT (0.34%)
          120,200   Indus International, Inc. *                                                                   377,428
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE (6.21%)
          261,400   Bell Microproducts, Inc. *                                                                  1,999,710
          152,600   Huttig Building Products, Inc. *                                                            1,281,840
           91,600   Tech Data Corp. *, (a)                                                                      3,628,276
                                                                                                      ---------------------
                                                                                                                6,909,826
                                                                                                      ---------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (3.39%)
          106,800   Crane Co.                                                                                   3,766,836
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS (8.74%)
          183,100   Benchmark Electronics, Inc. *, (a)                                                          6,157,653
          120,200   CTS Corp.                                                                                   1,329,412

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS (CONTINUED)
           60,100   Jabil Circuit, Inc. *                                                             $         2,229,109
                                                                                                      ---------------------
                                                                                                                 9,716,174
                                                                                                      ---------------------
                    ENTERPRISE SOFTWARE/SERVICES (4.43%)
          152,600   Epicor Software Corp. *                                                                     2,156,238
          183,100   SYNNEX Corp. *                                                                              2,766,641
                                                                                                      ---------------------
                                                                                                                4,922,879
                                                                                                      ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (2.52%)
           45,100   J & J Snack Foods Corp.                                                                     2,679,391
            3,100   Ralcorp Holdings, Inc. *                                                                      123,721
                                                                                                      ---------------------
                                                                                                                2,803,112
                                                                                                      ---------------------
                    HOME FURNISHINGS (1.36%)
           88,100   Hooker Furniture Corp.                                                                      1,510,915
                                                                                                      ---------------------
                    INSTRUMENTS - SCIENTIFIC (1.29%)
           61,000   PerkinElmer, Inc.                                                                           1,437,160
                                                                                                      ---------------------
                    INTERNET SECURITY (1.92%)
          122,000   Symantec Corp. *                                                                            2,135,000
                                                                                                      ---------------------
                    LEISURE & REC PRODUCTS (0.06%)
            6,100   K2, Inc. *                                                                                     61,671
                                                                                                      ---------------------
                    MEDICAL - DRUGS (2.30%)
           92,800   First Horizon Pharmaceutical Corp. *                                                        1,600,800
           30,000   Medicis Pharmaceutical Corp. Cl A                                                             961,500
                                                                                                      ---------------------
                                                                                                                2,562,300
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS (1.51%)
           61,000   DJ Orthopedics, Inc. *                                                                      1,682,380
                                                                                                      ---------------------
                    MEDICAL LABS & TESTING SERVICES (1.55%)
           91,600   Bio-Reference Laboratories, Inc. *                                                          1,722,996
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (2.70%)
           75,200   Orthofix International NV *, (a)                                                            2,999,728
                                                                                                      ---------------------
                    NETWORKING PRODUCTS (2.73%)
          183,100   Adaptec, Inc. *, (a)                                                                        1,065,642
           61,000   SafeNet, Inc. *                                                                             1,965,420
                                                                                                      ---------------------
                                                                                                                3,031,062
                                                                                                      ---------------------
                    OFFICE AUTOMATION & EQUIPMENT (2.58%)
           82,900   Global Imaging Systems, Inc. *                                                              2,870,827
                                                                                                      ---------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT (0.50%)
          121,700   Cherokee International Corp. *                                                                561,037
                                                                                                      ---------------------
                    PUBLISHING - BOOKS (3.29%)
           29,100   Courier Corp.                                                                                 999,294

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    PUBLISHING - BOOKS (CONTINUED)
          108,100   Thomas Nelson, Inc.                                                               $         2,664,665
                                                                                                      ---------------------
                                                                                                                3,663,959
                                                                                                      ---------------------
                    RESPIRATORY PRODUCTS (5.01%)
          150,200   Respironics, Inc. *, (a)                                                                    5,567,914
                                                                                                      ---------------------
                    RETAIL - APPAREL/SHOE (13.06%)
           61,000   Children's Place Retail Stores, Inc./The *                                                  3,014,620
           90,100   Christopher & Banks Corp.                                                                   1,692,078
          122,100   Finish Line, Inc.                                                                           2,126,982
           30,500   JOS. A . Bank Clothiers, Inc. *                                                             1,324,005
          213,600   Stage Stores, Inc. (a)                                                                      6,361,008
                                                                                                      ---------------------
                                                                                                               14,518,693
                                                                                                      ---------------------
                    RETAIL - DISCOUNT (2.02%)
          107,200   Tuesday Morning Corp.                                                                       2,242,624
                                                                                                      ---------------------
                    RETAIL - HOME FURNISHINGS (0.16%)
           30,000   Kirkland's, Inc. *                                                                            179,100
                                                                                                      ---------------------
                    RETAIL - MUSIC STORE (1.03%)
          201,300   Trans World Entertainment *                                                                 1,147,410
                                                                                                      ---------------------
                    RETAIL - REGIONAL DEPARTMENT STORES (2.18%)
          126,900   The Bon-Ton Stores, Inc. (a)                                                                2,427,597
                                                                                                      ---------------------
                    RETAIL - SPORTING GOODS (1.80%)
           80,200   Big 5 Sporting Goods Corp.                                                                  1,755,578
           30,500   Sport Chalet, Inc. Class A *                                                                  251,625
                                                                                                      ---------------------
                                                                                                                2,007,203
                                                                                                      ---------------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.70%)
           97,000   Pericom Semiconductor Corp. *                                                                 773,090
                                                                                                      ---------------------
                    TELECOMMUNICATIONS EQUIPMENT (2.97%)
           89,100   Comtech Telecommunications Corp. *                                                          2,722,005
           68,500   Symmetricom, Inc. *                                                                           580,195
                                                                                                      ---------------------
                                                                                                                 3,302,200
                                                                                                      ---------------------
                    VITAMINS & NUTRITION PRODUCTS (1.75%)
          107,900   Natures Sunshine Products, Inc.                                                             1,950,832
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (3.80%)
          335,700   Powerwave Technologies, Inc. *                                                              4,219,749
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $94,383,072)                                                     104,634,585
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $94,383,072)                                              104,634,585
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((14.10)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((14.10)%)
                    -----------------------------------------------
                    ALTERNATIVE WASTE TECH ((0.15)%)
          (30,000)  Calgon Carbon Corp.                                                               $          (170,700)
                                                                                                      ---------------------
                    APPAREL MANUFACTURERS ((1.93)%)
          (12,200)  Guess?, Inc. *                                                                               (434,320)
           (3,100)  Gymboree Corp. *                                                                              (72,540)
          (48,000)  Volcom, Inc. *                                                                             (1,632,480)
                                                                                                      ---------------------
                                                                                                               (2,139,340)
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.30)%)
          (18,300)  American Axle & Manufacturing Holdings, Inc.                                                 (335,439)
                                                                                                      ---------------------
                    B2B/E-COMMERCE ((0.16)%)
          (24,400)  Ariba, Inc. *                                                                                (179,340)
                                                                                                      ---------------------
                    COMMERCIAL SERVICES ((0.40)%)
           (9,000)  Weight Watchers International, Inc. *                                                        (444,870)
                                                                                                      ---------------------
                    COMPUTERS - INTEGRATED SYSTEMS ((0.39)%)
          (30,500)  Maxwell Technologies, Inc. *                                                                 (432,185)
                                                                                                      ---------------------
                    COMPUTERS - PERIPHERAL EQUIPMENT ((0.54)%)
           (9,200)  Lexmark International, Inc. *                                                                (412,436)
          (12,000)  Sigma Designs, Inc. *                                                                        (184,560)
                                                                                                      ---------------------
                                                                                                                 (596,996)
                                                                                                      ---------------------
                    CONSULTING SERVICES ((0.26)%)
          (12,000)  Huron Consulting Group, Inc. *                                                               (287,880)
                                                                                                      ---------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS ((0.81)%)
          (30,000)  Jarden Corp. *                                                                               (904,500)
                                                                                                      ---------------------
                    CONTAINERS - PAPER/PLASTIC ((0.19)%)
          (12,200)  Chesapeake Corporation                                                                       (207,156)
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE ((0.88)%)
          (30,500)  Beacon Roofing Supply, Inc. *                                                                (876,265)
           (9,200)  BlueLinx Holdings, Inc.                                                                      (103,500)
                                                                                                      ---------------------
                                                                                                                  (979,765)
                                                                                                      ---------------------
                    E-COMMERCE/PRODUCTS ((0.01)%)
           (6,000)  Odimo, Inc. *                                                                                  (8,100)
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.12)%)
          (24,000)  Amkor Technology, Inc. *                                                                     (134,400)
                                                                                                      ---------------------
                    ELECTRONIC FORMS ((0.03)%)
           (3,000)  Convera Corp. - Cl A *                                                                        (29,700)
                                                                                                      ---------------------
                    ENERGY - ALTERNATIVE SOURCES ((0.14)%)
          (30,000)  Plug Power, Inc. *                                                                           (153,900)
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


        SHARES                                                                                          MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ENTERPRISE SOFTWARE/SERVICES ((0.01)%)
           (9,000)  Manugistics Group, Inc. *                                                         $           (15,750)
                                                                                                      ---------------------
                    FINANCE - INVESTMENT BANKER/BROKER ((0.08)%)
           (6,100)  The Charles Schwab Corp.                                                                      (89,487)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((0.23)%)
          (21,400)  Collagenex Pharmaceuticals, Inc *                                                            (258,298)
                                                                                                      ---------------------
                    MEDICAL INFORMATION SYSTEMS ((0.21)%)
           (3,100)  Quality Systems, Inc. *                                                                      (237,956)
                                                                                                      ---------------------
                    METAL - ALUMINUM ((0.34)%)
          (18,300)  Novelis, Inc.                                                                                (382,287)
                                                                                                      ---------------------
                    MOTORCYCLE/MOTOR SCOOTER ((0.69)%)
          (15,000)  Harley-Davidson, Inc.                                                                        (772,350)
                                                                                                      ---------------------
                    NON-HAZARDOUS WASTE DISPOSAL ((0.28)%)
          (24,400)  Casella Waste Systems, Inc. *                                                                (312,076)
                                                                                                      ---------------------
                    RADIO ((0.22)%)
          (12,000)  Emmis Communications Corp. - Class A *                                                       (238,920)
                                                                                                      ---------------------
                    RECREATIONAL CENTERS ((0.21)%)
           (6,100)  Life Time Fitness, Inc. *                                                                    (232,349)
                                                                                                      ---------------------
                    RECREATIONAL VEHICLES ((0.16)%)
           (9,000)  Arctic Cat, Inc.                                                                             (180,540)
                                                                                                      ---------------------
                    RETAIL - APPAREL/SHOE ((1.00)%)
          (15,300)  Chico's FAS, Inc. *                                                                          (672,129)
           (6,100)  DSW, Inc. *                                                                                  (159,942)
           (9,200)  Gap, Inc. / The                                                                              (162,288)
           (3,000)  Under Armour, Inc. *                                                                         (114,930)
                                                                                                      ---------------------
                                                                                                               (1,109,289)
                                                                                                      ---------------------
                    RETAIL - DISCOUNT ((1.15)%)
          (30,000)  Citi Trends, Inc. *                                                                        (1,280,700)
                                                                                                      ---------------------
                    RETAIL - LEISURE PRODUCTS ((0.23)%)
          (18,000)  West Marine, Inc. *                                                                          (251,640)
                                                                                                      ---------------------
                    RETAIL - MAJOR DEPARTMENT STORES ((0.64)%)
           (6,100)  Sears Holdings Corp. *                                                                       (704,733)
                                                                                                      ---------------------
                    RETAIL - RESTAURANTS ((0.18)%)
           (3,100)  Panera Bread Co. *                                                                           (203,608)
                                                                                                      ---------------------
                    RETAIL - SPORTING GOODS ((1.17)%)
          (30,000)  Zumiez, Inc. *                                                                             (1,296,600)
                                                                                                      ---------------------
                    SCHOOLS ((0.42)%)
           (6,100)  DeVry, Inc. *                                                                                (122,000)

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005


        SHARES                                                                                          MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    SCHOOLS - (CONTINUED)
          (27,000)  Learning Tree International, Inc. *                                                 $         (346,410)
                                                                                                      ---------------------
                                                                                                                  (468,410)
                                                                                                      ---------------------
                    SUPERCONDUCTOR PRODUCTS & SYSTEMS ((0.21)%)
          (30,000)  American Superconductor Corp. *                                                              (236,100)
                                                                                                      ---------------------
                    TELECOMMUNICATIONS EQUIPMENT (0.00%)
           (1,500)  NMS Communications Corp. *                                                                     (5,235)
                                                                                                      ---------------------
                    WATER TREATMENT SYSTEMS ((0.19)%)
          (12,000)  Nalco Holding Co. *                                                                          (212,520)
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT ((0.17)%)
          (38,800)  Vyyo, Inc. *                                                                                 (187,404)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(15,009,350))                           (15,680,523)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(15,009,350))                               (15,680,523)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 79.99%                       88,954,062
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 20.01%                                                  22,256,036
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                   $       111,210,098
                                                                                                      =====================

*   Non-income producing security.
(a) Partially or wholly held ($ 16,619,865 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.


    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

                                                         December 31, 2005
Investments in Securities -- By Industry           Percentage of Net Assets (%)
----------------------------------------           ----------------------------
ALTERNATIVE WASTE TECH                                         (0.15)
APPAREL MANUFACTURERS                                          (1.74)
APPLICATIONS SOFTWARE                                           2.78
AUTOMOTIVE/TRUCK PARTS & EQUIPMENT                             (0.30)
B2B/E-COMMERCE                                                 (0.16)
BATTERIES/BATTERY SYSTEM                                        1.43
BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS                1.08
CIRCUIT BOARDS                                                  2.59
COMMERCIAL SERVICES                                            (0.40)
COMMUNICATIONS SOFTWARE                                         1.80
COMPUTER AIDED DESIGN                                           0.67
COMPUTER SERVICES                                               0.34
COMPUTERS -- INTEGRATED SYSTEMS                                (0.39)
COMPUTERS -- PERIPHERAL EQUIPMENT                              (0.54)
CONSULTING SERVICES                                            (0.26)
CONSUMER PRODUCTS -- MISCELLANEOUS                              0.25
CONTAINERS -- PAPER/PLASTIC                                    (0.19)
COSMETICS & TOILETRIES                                          0.25
DATA PROCESSING/MANAGEMENT                                      0.34
DISTRIBUTION/WHOLESALE                                          5.33
DIVERSIFIED MANUFACTURING OPERATIONS                            3.39
E-COMMERCE/PRODUCTS                                            (0.01)
ELECTRONIC COMPONENTS -- MISCELLANEOUS                          8.74
ELECTRONIC COMPONENTS -- SEMICONDUCTORS                        (0.12)
ELECTRONIC FORMS                                               (0.03)
ENERGY -- ALTERNATIVE SOURCES                                  (0.14)
ENTERPRISE SOFTWARE/SERVICES                                    4.42
FINANCE -- INVESTMENT BANKER/BROKER                            (0.08)
FOOD -- MISCELLANEOUS/DIVERSIFIED                               2.52
HOME FURNISHINGS                                                1.36
INSTRUMENTS -- SCIENTIFIC                                       1.29
INTERNET SECURITY                                               1.92
LEISURE & REC PRODUCTS                                          0.06
MEDICAL -- DRUGS                                                2.07
MEDICAL INFORMATION SYSTEMS                                    (0.21)
MEDICAL INSTRUMENTS                                             1.51
MEDICAL LABS & TESTING SERVICES                                 1.55
MEDICAL PRODUCTS                                                2.70
METAL -- ALUMINUM                                              (0.34)
MOTORCYCLE/MOTOR SCOOTER                                       (0.69)
NETWORKING PRODUCTS                                             2.73
NON- HAZARDOUS WASTE DISPOSAL                                  (0.28)
OFFICE AUTOMATION & EQUIPMENT                                   2.58
POWER CONVERSION/SUPPLY EQUIPMENT                               0.50
PUBLISHING -- BOOKS                                             3.29
RADIO                                                          (0.22)
RECREATIONAL CENTERS                                           (0.21)
RECREATIONAL VEHICLES                                          (0.16)
RESPIRATORY PRODUCTS                                            5.01
RETAIL -- APPAREL/SHOE                                         12.06
RETAIL -- DISCOUNT                                              0.87

     The preceding nots are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

RETAIL -- HOME FURNISHINGS                                      0.16
RETAIL -- LEISURE PRODUCTS                                     (0.23)
RETAIL -- MAJOR DEPARTMENT STORES                              (0.64)
RETAIL -- MUSIC STORE                                           1.03
RETAIL -- REGIONAL DEPARTMENT STORES                            2.18
RETAIL -- RESTAURANTS                                          (0.18)
RETAIL -- SPORTING GOODS                                         0.63
SCHOOLS                                                        (0.42)
SEMICONDUCTOR COMPONENTS -- INTEGRATED CIRCUITS                 0.70
SUPERCONDUCTOR PRODUCTS & SYSTEMS                              (0.21)
TELECOMMUNICATIONS EQUIPMENT                                    2.97
VITAMINS & NUTRITION PRODUCTS                                   1.75
WATER TREATMENT SYSTEMS                                        (0.19)
WIRELESS EQUIPMENT                                              3.63

     The preceding nots are an integral part of these financial statements.

                      This page intentionally left blank.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                FUND         OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                                 COMPLEX      DIRECTORSHIPS HELD BY
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY    DIRECTOR OUTSIDE FUND
NAME, AGE AND ADDRESS            TIME SERVED 1             DURING PAST 5 YEARS                DIRECTOR 2          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen (76)          Term--Indefinite    Law partner of Dunnington, Bartholow           14                 None
UBS Financial Services Inc.   Length--since       & Miller
1285 Avenue of the Americas   Commencement of
New York, NY 10019            Operations
Director
------------------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (59)        Term--Indefinite    Professor of Financial Accounting of           14                 None
UBS Financial Services Inc.   Length--since       the Graduate School of Business,
1285 Avenue of the Americas   July 1, 2004        Columbia University
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (63) 3         Term--Indefinite    Dean (Emeritus since March 2005) and           36        Director of:
UBS Financial Services Inc.   Length--since       Sanford C. Bernstein Professor of                        Primedia, Inc.,
1285 Avenue of the Americas   Commencement of     Leadership and Ethics of the Graduate                    Federated Department
New York, NY 10019            Operations          School of Business, Columbia                             Stores, Inc.,
Director                                          University; Senior Advisor for Morgan                    Revlon, Inc. and SAPPI,
                                                  Stanley & Co. Incorporated since                         Ltd.
                                                  March 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (44)         Term--Indefinite    Managing Director of UBS Financial             N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since June 2005
1285 Avenue of the Americas   July 19, 2005       Prior to June 2005, Managing Director
New York, NY 10019                                and Head of Alternative Investments at
Principal Executive Officer                       United States Trust Company, N.A.
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis (38)           Term--Indefinite    First Vice President of UBS Financial          N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since July 2002
1285 Avenue of the Americas   July 18, 2002       Prior to July 2002, Partner of Arthur
New York, NY 10019                                Andersen LLP
Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (46)        Term--Indefinite    Assistant Director of Compliance of            N/A                N/A
UBS Financial Services Inc.   Length--since       UBS Financial Services Inc. since 2003
1285 Avenue of the Americas   July 19, 2005       Prior to 2003, Chief Compliance
New York, NY 10019                                Officer of Liberty View Capital
Chief Compliance Officer                          Management, Inc., an investment
                                                  adviser, and LibertyView Alternative
                                                  Asset Management, Inc., an NASD
                                                  broker-dealer
------------------------------------------------------------------------------------------------------------------------------------


1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

2 Of the 36 funds/portfolios in the complex as of December 31, 2004, 22 are advised by an affiliate of UBS Financial Services Inc. and 14 comprise UBS Financial Services' Alternative Investment Group of Funds.

3 Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UBS Financial Services Inc. is a subsidiary of UBS AG

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580- 2329.


UBS Financial Services Inc. is a subsidiary of UBS AG

                                                                               2



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,000 for 2004 and $47,040 for 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2004 and $4,500 for 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,000 for 2004 and $33,000 for 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,000 for 2004 and $0 for 2005.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)   There were no services described in each of paragraphs (b) through
              (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not Applicable

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1.5 million for 2004 and $3.1 million for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

PROXY VOTING

A. Policy

         1. When Paradigm's accounts hold stock which Paradigm will vote in a fiduciary capacity, its voting obligations must be exercised in accordance with
(1) the direction and guidance, if any, provided by the document establishing the account relationship, and (2) the principles of fiduciary law which requires the fiduciary to act in the best interests of the account. Thus, in voting such stock, Paradigm will exercise the care, skill, prudence, and diligence under the circumstances that a prudent person would use considering the aims, objectives, and guidance provided by the client.
         2. In general, this will call for the voting of stock consistent with the best interests of the account, including long-term and short-term economic interests. In considering the best interests of the account, Paradigm will take into account, among other things, the effect of the proposal on the underlying value of the securities. All conflicts of interest will be resolved in the interest of the client.
         3. Where Paradigm has an obligation to vote, (1) all stock by proxy will be voted, (2) a written record of such voting will be kept by Operations. To assist it in analyzing proxies, Paradigm has subscribed to Institutional Shareholder Services, Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Please contact Paradigm Capital Management if you would like a record of how proxies for your shares were voted.

B. Procedure
         1. The Portfolio Managers determine how proxies are to be voted. Operations through ISS will maintain a record of proxy voting determinations, together with all proxy proposals, including shareholder proposals and proposals included in dissident proxy materials. Decisions will be made exclusively in accordance with the economic interests, both long-and short-term, of the account. Except where required by the client, social interests shall not be among the criteria employed by the Portfolio Managers

Unless notified otherwise by the Portfolio Manager, Operations through ISS will vote proxies APPROVING the following proposals:

         a) Election of management's nominees for Directors.

         b) Appointment of Auditors.

         c) Change in the date or location of annual meetings.

         d) For  investment  companies,   continuation  of  company  management,
            investment adviser or distribution contracts.

         e) Transaction of such other business as may properly come before the meeting.

         f) Receiving and/or approving financial reports.

         g) Indemnification of Directors.

         h) Stock splits and stock dividends.

         i) Authority to issue additional debt.

         j) Change in the number of authorized common shares.

         k) Corporate name change.

         l) Change in investment company agreements with advisers.

         m) Stock option plans, unless exercise price is less than the market price at the time of the grant or dilution under the plan would exceed 10%.

         n) Removal of a Director only for cause.

         o) Waiver of preemptive rights.

         p) Fair pricing amendments unless accompanied by a super-majority provision in excess of two-thirds.

         q) Equal access proposals.

         r) Technical amendments to by-laws or charters.

         s) Share repurchases.

         t) Spin-offs.

Unless notified otherwise by the Portfolio Manager, Operations through ISS will vote proxies opposing the following proposals:

         a) Creation of a second class of stock with unequal voting rights.

         b) Fair  pricing   provisions  when  accompanied  by  a  super-majority
            provisions in excess of two-thirds.

         c) Amendment to bylaws by Board of Directors without shareholder approval.

         d) Elimination of shareholder right to call a special meeting or requiring more than 25% of shareholders to call a special meeting.

         e) Elimination of shareholder action by written consent.

         f) "Stakeholder" proposals.

         g) Loans or guarantees of loans to officers and Directors.

         h) Super-majority provisions in excess of two-thirds.

         i) A greater vote requirement to repeal a provision than to adopt it.

         j) Change to cumulative voting.

There is NO GENERAL POLICY with respect to the following proposals which shall be EVALUATED ON A CASE-BY-CASE BASIS BY THE PORTFOLIO MANAGER:

         a) Change in the state of incorporation.

         b) Mergers or other combinations.

         c) Authorization of "blank check" preferred stock.

         d) Golden parachutes.

         e) Proposals to opt out of state anti-takeover laws.

         f) Prohibition of greenmail.

         g) Change in the number of directors.

         h) Approval of poison pill plan.

         i) Confidential voting.

         j) Shareholder proposal to de-classify Board of Directors.


When the Portfolio Managers decide to vote against a proposal, which is generally approved or to vote in favor of a proposal which is generally opposed, the reason for the exception will be recorded.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                            UBS SEQUOIA FUND, L.L.C.:
                         PORTFOLIO MANAGEMENT DISCLOSURE

Candace King Weir, the chief executive officer and portfolio manager of PCM Advisors LLC, is the registrant's (also referred to as the "Fund") Portfolio Manager and has served in this position since May 13, 2004. Ms. Weir, or the Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments, and is the only individual authorized to make portfolio changes. She also serves, and has served during the past five years, as an investment manager or principal of several affiliates of PCM Advisors LLC, including PCM Ventures LLC and Paradigm Capital Management, Inc. (collectively, with PCM Advisors LLC, "PCM"). The Portfolio Manager has been chief investment officer for Paradigm Capital Management, Inc. since 1994.

         The Portfolio Manager manages multiple accounts in addition to the Fund, including other pooled investment vehicles (hedge funds) and separately managed accounts. The Portfolio Manager does not manage any registered investment companies other than the Fund.

         The Portfolio Manager's goal is to provide high quality investment services to all of her clients, including the Fund. PCM has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address conflicts associated with managing multiple accounts for multiple clients.

         Potential conflicts of interest may arise because of the Portfolio Manager's management of the Fund and other accounts. For example, conflicts of interest may arise with respect to the allocation of investment transactions and the allocation of limited investment opportunities among accounts that the Portfolio Manager advises. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Manager may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, PCM could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. Although the Portfolio Manager seeks to allocate investment opportunities believed to be appropriate for one or more of her accounts equitably and consistent with the best interests of all accounts involved, there can be no assurance that a particular investment opportunity will be allocated in any particular manner. UBS Sequoia Management, L.L.C., the Fund's Adviser periodically reviews the Portfolio Manager's overall responsibilities to ensure that she is able to allocate the necessary time and resources to effectively manage the Fund.

         Other accounts managed by the Portfolio Manager may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Manager may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

         A potential conflict of interest could arise if the Portfolio Manager were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Manager may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Manager's compensation.

         The Portfolio Manager's compensation for managing the Fund is determined annually and is equal to a fixed percentage of the annual management fee received by PCM for managing the Fund. With respect to her management of other managed accounts (excluding other pooled investment vehicles), the Portfolio Manager's compensation consists of a fixed percentage of the management fee paid by each such managed account. With respect to both the management of the Fund and the management of other managed accounts, the Portfolio Manager, as an equity owner of PCM and each other managed account's respective management firm, also receives indirectly a proportionate share of the annual net profits earned by PCM and each other management firm.

         With respect to the Portfolio Manager's compensation for managing other pooled investment vehicles, the Portfolio Manager generally has equity ownership interests in the general partners of such vehicles, and her compensation consists solely of her proportionate share of the annual management and performance-based fees earned by such general partners.

         The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Manager and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.


  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   Number of                           Number of                         Number of
    Accounts       Assets Managed      Accounts(1)    Assets Managed      Accounts         Assets Managed
    --------       --------------      --------       --------------      --------         --------------
                                                                              2
       0                 N/A              2           $368.4 million         94            $467.0 million

(1) Each of these accounts charges performance-based advisory fees.

(2) None of these accounts charge performance-based advisory fees.

As an equity owner of PCM, which in turn is a member of UBS Sequoia Management, L.L.C., the Fund's Adviser, the Portfolio Manager may be considered to have indirect ownership interests in the Adviser's Special Advisory Member Interest in the Fund. Additionally, as of the end of the Fund's most recent fiscal year, the Portfolio Manager may be considered to have been the beneficial owner of interests in the Fund with a value of $500,001 - $1,000,000.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    UBS Sequoia Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.